Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Government grants	$ 1,890,945		$ 1,337,458	$ 3,862,001
Rental income from property, plant and equipment	188,167		202,010	202,082
Gain on disposal of property, plant and equipment	99,178	$ 3,161	72,402	268,293
Others	(188,411)		(287,961)	(330,050)
Total	$ 1,989,879	$ 63,433	$ 1,323,909	$ 4,002,326